UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23633
Capital Group Central Fund Series II
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2026
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
Capital Group Central Corporate Bond Fund
Class M
| CCBFX
for the year ended May 31, 2026
This annual shareholder report contains important information about Capital Group Central Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the fund at capitalgroup.com/CCBF-M. You can also request this information by contacting us at (800) 421-4225.
What were the fund
costs
for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 0 *	0.00% †
*
Amount less than $1.
†
Amount less than 0.01%.
Management's discussion of fund performance
The fund’s Class M shares gained 5.81% for the year ended May 31, 2026. That result compares with a 5.13% gain for the Bloomberg U.S. Aggregate Index.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in electric utilities and Treasuries sectors were particularly additive to results, relative to the benchmark. Similarly, holdings in consumer noncyclicals, insurance and cash & money markets added to relative returns.
Conversely, investments in energy and banking-related bonds weighed on results relative to the benchmark. To a l
e
sser degree, holdings within technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning detracted from the overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Capital Group Central Corporate Bond Fund — Class M 2	5.81%	0.62%	0.60%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	0.20%
1
Class M shares were first offered on April 23, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,930
Total number of portfolio holdings	852
Total advisory fees paid (in millions)	None
Portfolio turnover rate	213%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/CCBF-M
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFMXARX-137-0726 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Leslie Stone Heisz, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
May 31, 2026	71,000	None	10,000	None
May 31, 2025	68,000	None	9,000	None
Adviser and Affiliates2
May 31, 2026	Not Applicable	None	None	None
May 31, 2025	Not Applicable	44,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
May 31, 2026	10,000
May 31, 2025	53,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital Group Central Corporate Bond Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended May 31, 2026
Lit. No. MFGEFP4-137-0726 © 2026 Capital Group. All rights reserved.

Investment portfolio May 31, 2026

Bonds, notes & other debt instruments 90.33%	Principal amount (000)	Value (000)
Corporate bonds and notes 80.37%
Financials 22.65%
American Express Co. 1.65% 11/4/2026	USD21,868	$21,660
American Express Co. 2.55% 3/4/2027	3,270	3,235
American Express Co. 4.009% 2/9/2029 (USD-SOFR + 0.581% on 2/9/2028) (a)	27,211	27,026
American Express Co. 4.05% 5/3/2029	10,617	10,568
American Express Co. 4.456% 2/10/2032 (USD-SOFR + 0.867% on 2/10/2031) (a)	16,596	16,399
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034) (a)	1,621	1,641
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (a)	13,857	14,150
American International Group, Inc. 5.125% 3/27/2033	11,371	11,503
American International Group, Inc. 5.45% 5/7/2035	8,918	9,128
American International Group, Inc. 4.375% 6/30/2050	6,292	5,193
Aon Corp. 5.35% 2/28/2033	1,508	1,542
Aon Corp. 3.90% 2/28/2052	4,071	3,021
Aon North America, Inc. 5.45% 3/1/2034	34,513	35,276
Aon North America, Inc. 5.75% 3/1/2054	10,648	10,426
Arthur J. Gallagher & Co. 3.50% 5/20/2051	863	596
Arthur J. Gallagher & Co. 5.55% 2/15/2055	417	395
Athene Global Funding 5.543% 8/22/2035 (b)	3,000	2,963
Athene Holding, Ltd. 6.625% 5/19/2055	21,180	20,935
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (a)	9,179	8,204
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (a)	4,021	3,569
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031) (a)	55,659	50,579
Bank of America Corp. 4.695% 4/23/2032 (USD-SOFR + 1.04% on 4/23/2031) (a)	38,274	38,051
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (a)	55,170	48,858
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032) (a)	38,821	35,111
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032) (a)	3,649	3,586
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034) (a)	1,835	1,877
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (a)	67,970	67,031
Bank of America Corp. 2.831% 10/24/2051 (USD-SOFR + 1.88% on 10/24/2050) (a)	2,679	1,683
Bank of Montreal 4.10% 12/15/2027 (USD-SOFR + 0.525% on 12/15/2026) (a)	25,000	24,976
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027) (a)	11,678	11,918
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (a)	29,392	29,733
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034) (a)	6,236	6,335
Barclays PLC 5.207% 2/24/2037 (USD-SOFR + 1.506% on 2/24/2036) (a)	1,000	974
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	10,432	8,595
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052	4,348	3,314
Blackstone Reg Finance Co., LLC 4.95% 2/15/2036	4,875	4,747
Blackstone, Inc. 5.00% 12/6/2034	10,655	10,537
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029) (a)(b)	5,000	5,077
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (a)(b)	3,750	3,917
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(b)	11,376	11,904
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (a)(b)	6,638	6,815
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (a)(b)	14,673	14,376
Brown & Brown, Inc. 4.90% 6/23/2030	4,000	4,001
Brown & Brown, Inc. 5.25% 6/23/2032	11,771	11,822
Brown & Brown, Inc. 5.55% 6/23/2035	17,303	17,356
Brown & Brown, Inc. 6.25% 6/23/2055	16,319	16,393
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(b)	876	897
CaixaBank SA 4.818% 4/22/2032 (USD-SOFR + 1.21% on 4/22/2031) (a)(b)	5,205	5,175
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (a)(b)	2,300	2,327
CaixaBank SA 5.402% 4/22/2037 (USD-SOFR + 1.53% on 4/22/2036) (a)(b)	10,516	10,427
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (a)	2,371	2,515
Capital One Financial Corp. 5.884% 7/26/2035 (USD-SOFR + 1.99% on 7/26/2034) (a)	2,359	2,428
Capital One Financial Corp. 5.197% 9/11/2036 (USD-SOFR + 1.63% on 9/11/2035) (a)	4,350	4,239
Capital One Financial Corp. 5.399% 1/30/2037 (USD-SOFR + 1.508% on 1/30/2036) (a)	14,585	14,403
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (a)	18,984	19,260
Chubb INA Holdings, LLC 5.00% 3/15/2034	77,669	78,061
Chubb INA Holdings, LLC 4.90% 8/15/2035	16,193	15,988
Chubb INA Holdings, LLC 5.30% 5/20/2036	4,304	4,367
Chubb INA Holdings, LLC 4.35% 11/3/2045	400	344
Citibank, NA 4.914% 5/29/2030	5,700	5,779
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (a)	13,570	13,635
Citigroup, Inc. 3.98% 3/20/2030 (3-month USD CME Term SOFR + 1.597% on 3/20/2029) (a)	2,340	2,300

1	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (a)	USD7,946	$7,520
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030) (a)	2,321	2,161
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (a)	33,957	31,243
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (a)	8,191	8,105
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031) (a)	14,431	12,988
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (a)	16,573	14,721
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (a)	7,773	7,053
Citigroup, Inc. 5.449% 6/11/2035 (USD-SOFR + 1.447% on 6/11/2034) (a)	4,835	4,921
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (a)	12,060	12,156
Corebridge Financial, Inc. 3.90% 4/5/2032	11,777	11,088
Corebridge Global Funding 4.90% 12/3/2029 (b)	4,525	4,542
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (a)	5,370	5,310
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (a)	2,000	1,884
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (a)	13,837	13,626
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (a)	22,482	22,451
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (a)	14,250	14,270
Goldman Sachs Group, Inc. 2.60% 2/7/2030	4,679	4,362
Goldman Sachs Group, Inc. 4.594% 4/20/2030 (USD-SOFR + 0.99% on 4/20/2029) (a)	13,937	13,893
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (a)	48,904	47,943
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031) (a)	1,700	1,531
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (a)	13,323	13,357
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031) (a)	12,047	10,728
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (a)	72,235	70,185
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (a)	19,566	19,148
Goldman Sachs Group, Inc. 5.425% 6/3/2037 (USD-SOFR + 1.31% on 6/3/2036) (a)	12,325	12,395
Guardian Life Global Funding 4.809% 6/1/2031 (b)	20,638	20,698
Guardian Life Global Funding 4.916% 4/30/2033 (b)	7,000	6,974
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (a)	15,675	15,717
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (a)	1,994	2,071
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (a)	41,629	39,568
HSBC Holdings PLC 5.286% 11/19/2030 (USD-SOFR + 1.29% on 11/19/2029) (a)	5,278	5,355
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (a)	7,300	7,213
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (a)	267	242
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (a)	31,317	32,352
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (a)	15,055	14,842
Intercontinental Exchange, Inc. 4.20% 3/15/2031	9,200	9,045
Intercontinental Exchange, Inc. 5.25% 6/15/2031	5,781	5,944
Intercontinental Exchange, Inc. 4.60% 3/15/2033	6,625	6,570
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(b)	12,305	14,566
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028) (a)	8,674	8,275
JPMorgan Chase & Co. 4.408% 4/23/2030 (USD-SOFR + 0.82% on 4/23/2029) (a)	1,718	1,709
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (a)	31,443	31,749
JPMorgan Chase & Co. 2.739% 10/15/2030 (3-month USD CME Term SOFR + 1.51% on 10/15/2029) (a)	2,487	2,341
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (a)	8,716	8,704
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (a)	7,682	7,536
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (a)	45,030	39,720
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (a)	15,916	15,789
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (a)	28,768	25,697
JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034) (a)	10,189	10,345
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034) (a)	4,791	4,990
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (a)	2,120	2,142
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (a)	25,647	26,402
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (a)	58,273	56,576
JPMorgan Chase & Co. 5.148% 4/23/2037 (USD-SOFR + 1.26% on 4/23/2036) (a)	60,556	60,209
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 2.44% on 4/22/2050) (a)	205	137
Liberty Mutual Group, Inc. 5.25% 5/1/2036 (b)	13,000	12,850
LSEG US Fin Corp. 5.25% 3/23/2036 (b)	4,075	4,065
Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	5,031	4,561
Marsh & McLennan Cos., Inc. 5.40% 9/15/2033	13,230	13,652
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	61,277	60,848
Marsh & McLennan Cos., Inc. 4.95% 3/15/2036	2,000	1,970
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	1,777	1,113
Marsh & McLennan Cos., Inc. 5.70% 9/15/2053	4,113	4,073
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	9,419	8,959
Mastercard, Inc. 4.55% 3/15/2028	16,283	16,385

Capital Group Central Corporate Bond Fund	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Mastercard, Inc. 4.95% 3/15/2032	USD1,790	$1,833
Mastercard, Inc. 4.875% 5/9/2034	13,639	13,740
Mastercard, Inc. 4.55% 1/15/2035	10,309	10,107
MetLife, Inc. 5.375% 7/15/2033	17,216	17,822
Metropolitan Life Global Funding I 5.05% 1/6/2028 (b)	6,669	6,735
Metropolitan Life Global Funding I 4.15% 8/25/2028 (b)	4,461	4,438
Metropolitan Life Global Funding I 2.95% 4/9/2030 (b)	3,778	3,555
Metropolitan Life Global Funding I 1.55% 1/7/2031 (b)	17,187	15,007
Metropolitan Life Global Funding I 4.35% 1/12/2031 (b)	13,726	13,552
Mitsubishi UFJ Financial Group, Inc. 4.527% 9/12/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.13% on 9/12/2030) (a)	8,000	7,913
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028) (a)	1,404	1,460
Morgan Stanley 4.213% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (a)	1,012	1,001
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR + 0.96% on 4/10/2029) (a)	9,971	9,934
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (a)	4,647	4,765
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (a)	21,158	21,087
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (a)	55,295	54,275
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (a)	4,180	3,639
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (a)	45,288	44,883
Morgan Stanley 4.809% 4/16/2032 (USD-SOFR + 1.18% on 4/16/2031) (a)	33,053	32,920
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031) (a)	2,519	2,193
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (a)	31,059	30,150
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (a)	52,654	51,580
Morgan Stanley 5.296% 4/10/2037 (USD-SOFR + 1.41% on 4/16/2036) (a)	35,868	35,785
National Rural Utilities Cooperative Finance Corp. 3.05% 4/25/2027	1,875	1,858
New York Life Global Funding 2.35% 7/14/2026 (b)	3,570	3,563
New York Life Global Funding 4.60% 12/5/2029 (b)	15,123	15,174
New York Life Global Funding 1.20% 8/7/2030 (b)	10,498	9,179
New York Life Global Funding 4.55% 1/28/2033 (b)	3,788	3,733
New York Life Global Funding 5.20% 6/3/2036 (b)	6,000	6,018
Northwestern Mutual Global Funding 4.125% 8/25/2028 (b)	13,130	13,068
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (a)	6,461	6,527
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (a)	12,214	12,497
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (a)	21,946	22,360
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (a)	16,159	17,863
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (a)	10,929	11,209
Progressive Corp. 4.60% 3/26/2031	6,750	6,754
Progressive Corp. 5.15% 3/26/2036	9,000	9,010
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (a)	26,495	26,903
Royal Bank of Canada 4.696% 8/6/2031 (USD-SOFR + 1.06% on 8/6/2030) (a)	13,005	12,987
Royal Bank of Canada 4.612% 5/3/2032 (USD-SOFR + 1.01% on 5/3/2031) (a)	31,455	31,199
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (b)	2,852	2,860
Stellantis Financial Services US Corp. 5.80% 6/15/2031 (b)	5,300	5,311
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	18,475	18,518
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	6,207	6,371
Sumitomo Mitsui Financial Group, Inc. 5.776% 7/13/2033	10,601	11,088
Toronto-Dominion Bank (The) 4.861% 1/31/2028	5,686	5,728
Toronto-Dominion Bank (The) 4.808% 6/3/2030	7,000	7,042
Travelers Cos., Inc. 5.05% 7/24/2035	4,495	4,501
Travelers Cos., Inc. 4.00% 5/30/2047	3,885	3,097
Travelers Cos., Inc. 4.05% 3/7/2048	2,753	2,218
Travelers Cos., Inc. 2.55% 4/27/2050	859	518
Travelers Cos., Inc. 5.45% 5/25/2053	4,404	4,300
Travelers Cos., Inc. 5.70% 7/24/2055	1,878	1,899
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (a)	19,878	20,115
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (a)	8,878	8,995
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (a)	11,206	11,426
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (a)(b)	2,183	2,242
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (a)(b)	883	780
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (a)(b)	2,418	2,220
Visa, Inc. 4.70% 2/12/2036	9,550	9,474
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (a)	15,200	15,047
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (a)	9,543	9,010
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (a)	11,166	11,334
Wells Fargo & Co. 4.844% 5/20/2032 (USD-SOFR + 0.97% on 5/20/2031) (a)	42,853	42,827

3	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (a)	USD5,115	$4,711
Wells Fargo & Co. 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032) (a)	12,029	11,980
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (a)	12,278	12,504
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (a)	36	39
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (a)	3,203	3,208
Wells Fargo & Co. 4.892% 9/15/2036 (USD-SOFR + 1.34% on 9/15/2035) (a)	7,438	7,269
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (a)	41,705	40,745
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (a)	9,577	8,082
		2,702,411

Health care 14.70%
Abbott Laboratories 4.00% 3/15/2031	4,125	4,036
Abbott Laboratories 4.65% 3/15/2036	84,796	82,446
Abbott Laboratories 5.50% 3/15/2056	25,346	24,759
AbbVie, Inc. 2.95% 11/21/2026	23,238	23,133
AbbVie, Inc. 4.95% 3/15/2031	20,850	21,223
AbbVie, Inc. 4.40% 3/15/2033	3,870	3,799
AbbVie, Inc. 5.05% 3/15/2034	66,997	68,013
AbbVie, Inc. 5.20% 3/15/2035	26,125	26,606
AbbVie, Inc. 4.75% 3/15/2036	12,277	12,037
AbbVie, Inc. 5.35% 3/15/2044	2,869	2,810
AbbVie, Inc. 5.40% 3/15/2054	20,079	19,360
AbbVie, Inc. 5.55% 3/15/2056	2,555	2,508
AbbVie, Inc. 5.50% 3/15/2064	3,095	2,983
Amgen, Inc. 2.20% 2/21/2027	3,010	2,968
Amgen, Inc. 5.15% 3/2/2028	14,926	15,117
Amgen, Inc. 3.00% 2/22/2029	2,882	2,782
Amgen, Inc. 4.05% 8/18/2029	3,633	3,591
Amgen, Inc. 2.45% 2/21/2030	4,687	4,353
Amgen, Inc. 4.20% 2/19/2031	15,735	15,467
Amgen, Inc. 2.30% 2/25/2031	4,687	4,230
Amgen, Inc. 2.00% 1/15/2032	12,963	11,230
Amgen, Inc. 4.20% 3/1/2033	40,958	39,572
Amgen, Inc. 5.25% 3/2/2033	53,938	55,111
Amgen, Inc. 4.85% 2/19/2036	50,988	50,005
Amgen, Inc. 3.15% 2/21/2040	2,636	2,054
Amgen, Inc. 5.60% 3/2/2043	8,782	8,721
Amgen, Inc. 4.20% 2/22/2052	2,036	1,597
Amgen, Inc. 4.875% 3/1/2053	3,495	3,056
Amgen, Inc. 5.65% 3/2/2053	1,800	1,751
Amgen, Inc. 4.40% 2/22/2062	5,748	4,511
AstraZeneca PLC 4.00% 1/17/2029	4,920	4,891
Augusta SpinCo Corp. 4.945% 3/23/2033	3,275	3,266
Augusta SpinCo Corp. 5.245% 3/23/2036	14,849	14,849
Baxter International, Inc. 4.45% 2/15/2029	3,836	3,799
Baxter International, Inc. 5.65% 12/15/2035	43,060	42,678
Baxter International, Inc. 3.132% 12/1/2051	5,401	3,200
Bristol-Myers Squibb Co. 5.20% 2/22/2034	76,118	77,931
Bristol-Myers Squibb Co. 2.55% 11/13/2050	6,857	4,043
Bristol-Myers Squibb Co. 3.70% 3/15/2052	7,133	5,212
Bristol-Myers Squibb Co. 5.55% 2/22/2054	44,694	43,569
Cencora, Inc. 4.90% 2/13/2036	6,825	6,664
Cencora, Inc. 5.65% 2/13/2056	2,697	2,647
Centene Corp. 4.25% 12/15/2027	1,870	1,865
Centene Corp. 2.45% 7/15/2028	20,239	19,196
Centene Corp. 4.625% 12/15/2029	6,180	6,023
Cigna Group (The) 5.25% 1/15/2036	12,925	12,979
Cigna Group (The) 6.00% 1/15/2056	5,797	5,885
CVS Health Corp. 1.30% 8/21/2027	10,000	9,637
CVS Health Corp. 3.25% 8/15/2029	4,775	4,584
CVS Health Corp. 1.75% 8/21/2030	7,924	7,019
CVS Health Corp. 1.875% 2/28/2031	10,860	9,544
CVS Health Corp. 5.00% 9/15/2032	20,261	20,385
CVS Health Corp. 5.25% 2/21/2033	20,879	21,231
CVS Health Corp. 5.70% 6/1/2034	22,667	23,421

Capital Group Central Corporate Bond Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
CVS Health Corp. 5.45% 9/15/2035	USD8,732	$8,841
CVS Health Corp. 6.05% 6/1/2054	5,090	5,067
CVS Health Corp. 6.20% 9/15/2055	25,779	26,189
CVS Health Corp. 6.00% 6/1/2063	2,447	2,378
CVS Health Corp. 6.25% 9/15/2065	4,232	4,266
Elevance Health, Inc. 5.20% 2/15/2035	5,110	5,124
Elevance Health, Inc. 5.00% 1/15/2036	3,190	3,134
Elevance Health, Inc. 4.55% 5/15/2052	7,712	6,358
Elevance Health, Inc. 5.125% 2/15/2053	2,021	1,804
Elevance Health, Inc. 5.70% 2/15/2055	1,042	1,006
Eli Lilly and Co. 4.50% 2/9/2027	27,875	27,970
Eli Lilly and Co. 3.375% 3/15/2029	2,764	2,705
Eli Lilly and Co. 4.375% 5/20/2031	28,880	28,739
Eli Lilly and Co. 4.60% 8/14/2034	12,985	12,843
Eli Lilly and Co. 5.10% 2/12/2035	41,367	42,178
Eli Lilly and Co. 4.90% 10/15/2035	6,360	6,365
Eli Lilly and Co. 5.50% 2/12/2055	25,158	24,981
Eli Lilly and Co. 5.55% 10/15/2055	1,437	1,437
Eli Lilly and Co. 5.65% 10/15/2065	1,394	1,389
Gilead Sciences, Inc. 5.25% 10/15/2033	35,515	36,648
Gilead Sciences, Inc. 2.80% 10/1/2050	1,414	894
Gilead Sciences, Inc. 5.55% 10/15/2053	21,145	20,892
HCA, Inc. 4.125% 6/15/2029	2,250	2,218
HCA, Inc. 2.375% 7/15/2031	8,178	7,265
HCA, Inc. 3.625% 3/15/2032	6,778	6,309
HCA, Inc. 4.625% 3/15/2052	6,531	5,268
Humana, Inc. 5.375% 4/15/2031	13,935	14,157
Humana, Inc. 5.55% 5/1/2035	16,050	16,075
Humana, Inc. 6.00% 5/1/2055	12,295	11,805
Johnson & Johnson 4.55% 3/1/2028	6,725	6,782
Johnson & Johnson 4.90% 6/1/2031	13,447	13,830
Johnson & Johnson 4.85% 3/1/2032	22,003	22,603
Johnson & Johnson 4.95% 6/1/2034	20,170	20,802
Johnson & Johnson 5.00% 3/1/2035	15,185	15,615
Johnson & Johnson 5.25% 6/1/2054	3,620	3,619
Medline Borrower, LP 5.00% 6/15/2031 (b)	8,220	8,216
Medline Borrower, LP 5.25% 6/15/2033 (b)	11,750	11,761
Novartis Capital Corp. 4.90% 3/18/2036	14,427	14,376
Novartis Capital Corp. 5.60% 3/18/2046	1,094	1,108
Novartis Capital Corp. 5.70% 3/18/2056	6,039	6,130
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	4,294	4,307
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	5,000	4,974
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	65,138	61,179
Pfizer, Inc. 3.45% 3/15/2029	6,525	6,388
Pfizer, Inc. 1.70% 5/28/2030	13,275	11,951
Roche Holdings, Inc. 2.076% 12/13/2031 (b)	29,252	25,794
Roche Holdings, Inc. 5.593% 11/13/2033 (b)	17,864	18,807
Roche Holdings, Inc. 4.592% 9/9/2034 (b)	2,946	2,900
Roche Holdings, Inc. 5.218% 3/8/2054 (b)	3,010	2,893
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	109	109
Stryker Corp. 5.20% 2/10/2035	24,850	25,170
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	69,251	69,441
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	5,564	5,593
Thermo Fisher Scientific, Inc. (The) 4.215% 2/12/2031	21,772	21,463
Thermo Fisher Scientific, Inc. (The) 4.20% 3/1/2031	26,720	26,312
Thermo Fisher Scientific, Inc. (The) 4.55% 6/15/2033	2,469	2,434
Thermo Fisher Scientific, Inc. (The) 4.794% 10/7/2035	8,051	7,932
Thermo Fisher Scientific, Inc. (The) 4.902% 2/12/2036	5,198	5,135
UnitedHealth Group, Inc. 3.875% 12/15/2028	1,875	1,854
UnitedHealth Group, Inc. 2.875% 8/15/2029	285	272
UnitedHealth Group, Inc. 2.00% 5/15/2030	5,765	5,240
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,952	3,852
UnitedHealth Group, Inc. 5.35% 2/15/2033	5,556	5,720
UnitedHealth Group, Inc. 5.15% 7/15/2034	2,445	2,474
UnitedHealth Group, Inc. 5.30% 6/15/2035	14,350	14,601
UnitedHealth Group, Inc. 3.05% 5/15/2041	12,150	9,165

5	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
UnitedHealth Group, Inc. 4.45% 12/15/2048	USD13,315	$11,097
UnitedHealth Group, Inc. 3.70% 8/15/2049	2,760	2,033
UnitedHealth Group, Inc. 3.25% 5/15/2051	7,753	5,215
UnitedHealth Group, Inc. 4.75% 5/15/2052	13,276	11,413
UnitedHealth Group, Inc. 5.625% 7/15/2054	20,791	20,202
UnitedHealth Group, Inc. 5.95% 6/15/2055	17,044	17,484
UnitedHealth Group, Inc. 4.95% 5/15/2062	3,590	3,094
UnitedHealth Group, Inc. 6.05% 2/15/2063	4,160	4,233
		1,754,225

Utilities 10.07%
AEP Texas, Inc. 3.45% 5/15/2051	3,894	2,636
AEP Transmission Co., LLC 5.15% 4/1/2034	2,919	2,944
AEP Transmission Co., LLC 5.375% 6/15/2035	1,250	1,274
Alabama Power Co. 5.85% 11/15/2033	3,075	3,245
Ameren Corp. 1.75% 3/15/2028	5,655	5,399
American Transmission Systems, Inc. 2.65% 1/15/2032 (b)	15,337	13,712
Atlantic City Electric Co. 2.30% 3/15/2031	2,175	1,958
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	10,666	10,678
CenterPoint Energy Houston Electric, LLC 4.85% 4/1/2036	4,775	4,693
Commonwealth Edison Co. 2.95% 8/15/2027	3,750	3,697
Commonwealth Edison Co. 3.125% 3/15/2051	1,500	990
Commonwealth Edison Co. 2.75% 9/1/2051	1,202	730
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	10,783	9,547
Consumers Energy Co. 3.80% 11/15/2028	2,306	2,278
Consumers Energy Co. 4.50% 1/15/2031	22,472	22,401
Consumers Energy Co. 3.60% 8/15/2032	14,216	13,418
Consumers Energy Co. 4.625% 5/15/2033	11,046	10,939
Consumers Energy Co. 5.05% 5/15/2035	17,176	17,280
Consumers Energy Co. 5.125% 5/1/2036	53,250	53,295
Consumers Energy Co. 3.10% 8/15/2050	10,000	6,661
DTE Electric Co. 5.25% 5/15/2035	2,650	2,689
DTE Electric Co. 4.85% 3/1/2036	30,200	29,612
Duke Energy Carolinas, LLC 3.70% 12/1/2047	777	585
Duke Energy Carolinas, LLC 3.20% 8/15/2049	1,245	841
Duke Energy Carolinas, LLC 5.35% 1/15/2053	15,801	14,944
Duke Energy Corp. 5.00% 8/15/2052	1,056	918
Duke Energy Florida, LLC 3.20% 1/15/2027	2,593	2,580
Duke Energy Florida, LLC 1.75% 6/15/2030	10,007	9,001
Duke Energy Florida, LLC 5.875% 11/15/2033	2	2
Duke Energy Florida, LLC 4.85% 12/1/2035	25,309	24,906
Duke Energy Progress, LLC 2.00% 8/15/2031	8,945	7,918
Duke Energy Progress, LLC 2.50% 8/15/2050	1,582	917
Duke Energy Progress, LLC 2.90% 8/15/2051	6,618	4,142
Edison International 6.25% 3/15/2030	18,528	19,110
Edison International 4.80% 3/15/2031	9,415	9,173
Edison International 5.25% 3/15/2032	4,225	4,173
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(b)	11,086	12,848
Emera US Finance, LP 2.639% 6/15/2031	5,057	4,542
Enel Finance International NV 5.00% 9/30/2035 (b)	9,450	9,222
Entergy Louisiana, LLC 3.12% 9/1/2027	4,481	4,425
Eversource Energy 4.45% 12/15/2030	2,750	2,708
Florida Power & Light Co. 5.10% 4/1/2033	16,843	17,145
Florida Power & Light Co. 4.80% 5/15/2033	3,665	3,674
Florida Power & Light Co. 5.30% 6/15/2034	32,832	33,696
Florida Power & Light Co. 4.70% 2/15/2036	38,608	37,584
Florida Power & Light Co. 5.125% 6/1/2036	46,239	46,460
Florida Power & Light Co. 3.15% 10/1/2049	728	492
Florida Power & Light Co. 2.875% 12/4/2051	29,233	18,336
Florida Power & Light Co. 5.70% 3/15/2055	7,657	7,628
Florida Power & Light Co. 5.75% 6/1/2056	6,358	6,387
Florida Power & Light Co. 5.90% 6/1/2066	8,397	8,458
Jersey Central Power & Light Co. 2.75% 3/1/2032 (b)	13,150	11,799
MidAmerican Energy Co. 5.30% 2/1/2055	162	152

Capital Group Central Corporate Bond Fund	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
MidAmerican Energy Co. 5.50% 11/15/2056	USD7,000	$6,764
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	4,300	4,320
NiSource, Inc. 4.75% 5/18/2031	2,100	2,099
NiSource, Inc. 5.30% 5/18/2036	3,850	3,853
Northern States Power Co. 2.25% 4/1/2031	15,000	13,529
Northern States Power Co. 5.05% 5/15/2035	20,765	20,875
Northern States Power Co. 4.85% 5/15/2036	23,950	23,606
Northern States Power Co. 5.10% 5/15/2053	1,479	1,359
Northern States Power Co. 5.40% 3/15/2054	19,793	18,969
Pacific Gas and Electric Co. 2.50% 2/1/2031	3,003	2,697
Pacific Gas and Electric Co. 6.15% 1/15/2033	6,227	6,542
Pacific Gas and Electric Co. 6.40% 6/15/2033	65,731	69,971
Pacific Gas and Electric Co. 6.00% 8/15/2035	15,931	16,455
Pacific Gas and Electric Co. 3.30% 8/1/2040	5,699	4,286
Pacific Gas and Electric Co. 4.95% 7/1/2050	1,625	1,364
PacifiCorp 2.70% 9/15/2030	6,989	6,427
PacifiCorp 5.30% 2/15/2031	9,814	9,997
PacifiCorp 5.10% 4/15/2031	7,975	8,063
PacifiCorp 7.70% 11/15/2031	5,787	6,537
PacifiCorp 5.45% 4/15/2033	28,430	28,965
PacifiCorp 5.45% 2/15/2034	1,620	1,642
PacifiCorp 5.25% 6/15/2035	3,434	3,410
PacifiCorp 5.80% 4/15/2036	88,696	91,282
PacifiCorp 6.10% 8/1/2036	496	519
PacifiCorp 4.125% 1/15/2049	964	737
PacifiCorp 3.30% 3/15/2051	11,939	7,790
PacifiCorp 2.90% 6/15/2052	13,767	8,223
PacifiCorp 5.35% 12/1/2053	16,744	15,028
PacifiCorp 5.50% 5/15/2054	42,543	39,054
PECO Energy Co. 2.85% 9/15/2051	645	400
PECO Energy Co. 5.25% 9/15/2054	8,325	7,754
PECO Energy Co. 5.65% 9/15/2055	9,349	9,228
Progress Energy, Inc. 7.00% 10/30/2031	4,675	5,157
Public Service Electric and Gas Co. 3.65% 9/1/2028	1,586	1,564
Public Service Electric and Gas Co. 2.45% 1/15/2030	4,389	4,099
Public Service Electric and Gas Co. 4.20% 1/1/2031	20,809	20,485
Public Service Electric and Gas Co. 1.90% 8/15/2031	6,437	5,648
Public Service Electric and Gas Co. 4.85% 8/1/2034	1,187	1,184
Public Service Electric and Gas Co. 4.90% 8/15/2035	25,845	25,740
Public Service Electric and Gas Co. 3.20% 8/1/2049	3,021	2,066
Public Service Electric and Gas Co. 2.70% 5/1/2050	1,108	688
Public Service Electric and Gas Co. 2.05% 8/1/2050	774	412
Public Service Electric and Gas Co. 3.00% 3/1/2051	2,331	1,523
Public Service Electric and Gas Co. 5.125% 3/15/2053	1,734	1,603
Public Service Electric and Gas Co. 5.30% 8/1/2054	2,300	2,181
Public Service Electric and Gas Co. 5.625% 1/1/2056	442	438
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	6,800	6,897
Southern California Edison Co. 3.65% 3/1/2028	5,510	5,421
Southern California Edison Co. 2.75% 2/1/2032	3,958	3,533
Southern California Edison Co. 5.95% 11/1/2032	9,304	9,709
Southern California Edison Co. 6.00% 1/15/2034	2,897	3,009
Southern California Edison Co. 5.20% 6/1/2034	1,999	1,977
Southern California Edison Co. 4.50% 9/1/2040	10,667	9,188
Southern California Edison Co. 3.60% 2/1/2045	6,182	4,449
Southern California Edison Co. 4.00% 4/1/2047	3,610	2,700
Southern California Edison Co. 2.95% 2/1/2051	3,968	2,389
Southern California Edison Co. 3.45% 2/1/2052	2,798	1,843
Southern California Edison Co. 5.90% 3/1/2055	2,842	2,708
Southern California Edison Co. 6.20% 9/15/2055	5,708	5,652
Southwestern Electric Power Co. 3.25% 11/1/2051	6,450	4,229
Union Electric Co. 5.25% 4/15/2035	13,900	14,109
Union Electric Co. 4.80% 3/15/2036	27,599	26,902
Union Electric Co. 2.625% 3/15/2051	3,600	2,151
Union Electric Co. 5.125% 3/15/2055	8,995	8,216
WEC Energy Group, Inc. 5.15% 10/1/2027	2,432	2,455
WEC Energy Group, Inc. 4.75% 1/15/2028	10,775	10,830

7	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Wisconsin Electric Power Co. 4.60% 10/1/2034	USD4,481	$4,406
Wisconsin Electric Power Co. 5.05% 10/1/2054	744	675
Wisconsin Power and Light Co. 1.95% 9/16/2031	2,625	2,289
Wisconsin Power and Light Co. 3.65% 4/1/2050	600	432
Wisconsin Public Service Corp. 2.85% 12/1/2051	9,803	6,076
Xcel Energy, Inc. 5.60% 4/15/2035	23	24
		1,201,644

Industrials 6.74%
BAE Systems PLC 5.30% 3/26/2034 (b)	46,170	47,133
BAE Systems PLC 5.50% 3/26/2054 (b)	2,623	2,600
Boeing Co. (The) 5.04% 5/1/2027	2,000	2,011
Boeing Co. (The) 3.25% 2/1/2028	32,764	32,151
Boeing Co. (The) 6.298% 5/1/2029	2,000	2,093
Boeing Co. (The) 5.15% 5/1/2030	20,913	21,250
Boeing Co. (The) 3.625% 2/1/2031	4,658	4,442
Boeing Co. (The) 6.388% 5/1/2031	31,681	33,804
Boeing Co. (The) 6.528% 5/1/2034	7,158	7,816
Boeing Co. (The) 3.90% 5/1/2049	8,164	6,112
Boeing Co. (The) 5.805% 5/1/2050	74	73
Boeing Co. (The) 6.858% 5/1/2054	1,442	1,628
Boeing Co. (The) 7.008% 5/1/2064	8,575	9,806
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	3,538	2,320
Canadian National Railway Co. 4.375% 9/18/2034	12,848	12,467
Canadian National Railway Co. 6.125% 11/1/2053	4,393	4,676
Canadian Pacific Railway Co. 4.80% 3/30/2030	15,836	15,982
Canadian Pacific Railway Co. 5.20% 3/30/2035	35,056	35,561
Canadian Pacific Railway Co. 3.00% 12/2/2041	5,582	4,134
Canadian Pacific Railway Co. 3.10% 12/2/2051	17,398	11,374
Carrier Global Corp. 5.90% 3/15/2034	2,824	2,981
Caterpillar Financial Services Corp. 4.50% 5/15/2031	21,447	21,418
CSX Corp. 3.80% 3/1/2028	19,416	19,274
CSX Corp. 4.25% 3/15/2029	12,943	12,903
CSX Corp. 2.40% 2/15/2030	5,892	5,481
CSX Corp. 4.10% 11/15/2032	10,489	10,181
CSX Corp. 5.20% 11/15/2033	7,415	7,595
CSX Corp. 4.30% 3/1/2048	10,688	8,870
CSX Corp. 4.50% 3/15/2049	6,729	5,686
CSX Corp. 2.50% 5/15/2051	12,071	7,109
Eaton Corp. 3.95% 3/6/2029	7,000	6,922
Eaton Corp. 4.20% 3/6/2031	5,148	5,068
Eaton Corp. 4.50% 3/6/2033	1,893	1,862
Eaton Corp. 4.80% 3/6/2036	17,268	16,995
GE Vernova, Inc. 4.25% 2/4/2031	23,858	23,556
GE Vernova, Inc. 4.875% 2/4/2036	6,000	5,916
GE Vernova, Inc. 5.50% 2/4/2056	10,739	10,420
General Electric Co. 4.30% 7/29/2030	6,363	6,326
General Electric Co. 4.90% 1/29/2036	36,522	36,494
Honeywell Aerospace, Inc. 4.00% 3/16/2029 (b)	5,000	4,943
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (b)	4,690	4,622
Honeywell Aerospace, Inc. 4.60% 3/16/2033 (b)	4,597	4,531
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (b)	34,663	34,300
Honeywell Aerospace, Inc. 5.622% 3/16/2046 (b)	2,000	1,997
Honeywell Aerospace, Inc. 5.732% 3/16/2056 (b)	23,272	23,297
Honeywell Aerospace, Inc. 5.852% 3/16/2066 (b)	1,500	1,512
Howmet Aerospace, Inc. 4.75% 4/15/2036	5,000	4,869
L3Harris Technologies, Inc. 5.40% 7/31/2033	5,978	6,139
Norfolk Southern Corp. 2.55% 11/1/2029	3,485	3,278
Norfolk Southern Corp. 5.05% 8/1/2030	14,320	14,579
Norfolk Southern Corp. 4.45% 3/1/2033	10,064	9,919
Norfolk Southern Corp. 5.10% 5/1/2035	10,930	11,029
Norfolk Southern Corp. 3.40% 11/1/2049	2,406	1,688
Norfolk Southern Corp. 4.55% 6/1/2053	2,237	1,874
Norfolk Southern Corp. 5.35% 8/1/2054	15,816	14,887
Northrop Grumman Corp. 4.70% 3/15/2033	15,000	14,936

Capital Group Central Corporate Bond Fund	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Northrop Grumman Corp. 4.90% 6/1/2034	USD2,790	$2,785
Northrop Grumman Corp. 4.95% 3/15/2053	6,883	6,163
RTX Corp. 4.125% 11/16/2028	4,205	4,179
RTX Corp. 1.90% 9/1/2031	8,014	7,001
RTX Corp. 6.10% 3/15/2034	10,914	11,735
RTX Corp. 2.82% 9/1/2051	6,000	3,723
RTX Corp. 3.03% 3/15/2052	6,000	3,870
RTX Corp. 6.40% 3/15/2054	5,816	6,359
Siemens Funding BV 5.20% 5/28/2035 (b)	15,000	15,328
Siemens Funding BV 5.80% 5/28/2055 (b)	15,653	16,066
Siemens Funding BV 5.90% 5/28/2065 (b)	5,557	5,716
Sumisho Air Lease Corp. 4.50% 3/24/2029 (b)	605	601
Sumisho Air Lease Corp. 4.85% 3/24/2031 (b)	3,185	3,157
Sumisho Air Lease Corp. 5.50% 3/24/2036 (b)	2,905	2,900
Tyco Electronics Group SA 4.50% 2/9/2031	7,500	7,457
Tyco Electronics Group SA 4.875% 2/9/2036	6,000	5,913
Union Pacific Corp. 2.40% 2/5/2030	750	699
Union Pacific Corp. 2.80% 2/14/2032	31,546	28,784
Union Pacific Corp. 3.375% 2/14/2042	4,360	3,414
Union Pacific Corp. 4.30% 3/1/2049	832	689
Union Pacific Corp. 3.25% 2/5/2050	106	73
Union Pacific Corp. 2.95% 3/10/2052	1,771	1,131
Union Pacific Corp. 3.50% 2/14/2053	6,721	4,755
Union Pacific Corp. 5.60% 12/1/2054	9,382	9,300
Union Pacific Corp. 3.839% 3/20/2060	3,297	2,383
Union Pacific Corp. 3.75% 2/5/2070	1,832	1,251
Waste Connections, Inc. 4.80% 7/15/2036	18,453	18,047
		804,369

Communication services 6.51%
Alphabet, Inc. 4.10% 2/15/2031	4,638	4,577
Alphabet, Inc. 4.375% 11/15/2032	7,859	7,756
Alphabet, Inc. 4.40% 2/15/2033	15,447	15,202
Alphabet, Inc. 4.70% 11/15/2035	5,576	5,485
Alphabet, Inc. 4.80% 2/15/2036	10,956	10,838
AT&T, Inc. 2.30% 6/1/2027	1,221	1,198
AT&T, Inc. 4.35% 3/1/2029	19,002	18,964
AT&T, Inc. 4.30% 2/15/2030	15,022	14,890
AT&T, Inc. 2.25% 2/1/2032	12,533	10,954
AT&T, Inc. 2.55% 12/1/2033	7,369	6,246
AT&T, Inc. 5.40% 2/15/2034	20,914	21,380
AT&T, Inc. 4.50% 5/15/2035	8,216	7,800
AT&T, Inc. 5.25% 10/30/2036	14,500	14,361
AT&T, Inc. 3.50% 9/15/2053	60,036	39,731
AT&T, Inc. 6.20% 10/30/2056	14,973	15,081
Charter Communications Operating, LLC 3.75% 2/15/2028	1,050	1,032
Charter Communications Operating, LLC 4.20% 3/15/2028	2,959	2,929
Charter Communications Operating, LLC 2.80% 4/1/2031	3,648	3,261
Charter Communications Operating, LLC 4.40% 4/1/2033	6,000	5,550
Charter Communications Operating, LLC 5.85% 12/1/2035	6,844	6,666
Charter Communications Operating, LLC 4.80% 3/1/2050	26,530	19,701
Charter Communications Operating, LLC 3.70% 4/1/2051	54,086	33,389
Charter Communications Operating, LLC 3.90% 6/1/2052	63,482	40,364
Charter Communications Operating, LLC 5.25% 4/1/2053	56,390	44,061
Charter Communications Operating, LLC 6.70% 12/1/2055	14,108	13,366
Comcast Corp. 5.30% 6/1/2034	6,177	6,279
Comcast Corp. 5.30% 5/15/2035	2,399	2,443
Comcast Corp. 5.65% 6/1/2054	6,304	5,813
Comcast Corp. 6.05% 5/15/2055	3,052	3,017
Meta Platforms, Inc. 4.20% 11/15/2030	13,402	13,233
Meta Platforms, Inc. 4.875% 11/15/2035	11,784	11,518
Meta Platforms, Inc. 5.25% 5/15/2036	23,410	23,399
Meta Platforms, Inc. 5.50% 11/15/2045	9,570	8,988
Meta Platforms, Inc. 6.20% 5/15/2046	4,500	4,552
Meta Platforms, Inc. 5.625% 11/15/2055	13,328	12,298

9	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Meta Platforms, Inc. 6.30% 5/15/2056	USD16,776	$16,939
Meta Platforms, Inc. 5.75% 11/15/2065	3,732	3,423
Netflix, Inc. 4.90% 8/15/2034	580	583
Netflix, Inc. 5.40% 8/15/2054	585	569
Orange 4.75% 1/13/2033 (b)	21,907	21,662
Orange 5.00% 1/13/2036 (b)	24,367	23,929
Orange 5.75% 1/13/2056 (b)	2,600	2,615
T-Mobile USA, Inc. 2.05% 2/15/2028	2,185	2,103
T-Mobile USA, Inc. 3.875% 4/15/2030	14,841	14,444
T-Mobile USA, Inc. 2.55% 2/15/2031	7,659	6,972
T-Mobile USA, Inc. 5.125% 5/15/2032	3,699	3,753
T-Mobile USA, Inc. 5.15% 4/15/2034	1,677	1,692
T-Mobile USA, Inc. 3.00% 2/15/2041	9,938	7,389
T-Mobile USA, Inc. 3.40% 10/15/2052	23,466	15,631
T-Mobile USA, Inc. 5.75% 1/15/2054	5,653	5,479
T-Mobile USA, Inc. 5.50% 1/15/2055	3,690	3,453
T-Mobile USA, Inc. 5.85% 2/15/2056	7,851	7,702
Verizon Communications, Inc. 1.75% 1/20/2031	10,248	9,048
Verizon Communications, Inc. 2.55% 3/21/2031	2,849	2,599
Verizon Communications, Inc. 2.355% 3/15/2032	455	400
Verizon Communications, Inc. 4.78% 2/15/2035	32,723	31,854
Verizon Communications, Inc. 5.25% 4/2/2035	22,612	22,758
Verizon Communications, Inc. 5.00% 1/15/2036	39,920	39,221
Verizon Communications, Inc. 5.401% 7/2/2037	19,436	19,536
Verizon Communications, Inc. 3.40% 3/22/2041	9,712	7,550
Verizon Communications, Inc. 2.85% 9/3/2041	991	710
Verizon Communications, Inc. 5.75% 11/30/2045	6,962	6,870
Verizon Communications, Inc. 3.875% 3/1/2052	784	582
Verizon Communications, Inc. 5.875% 11/30/2055	7,658	7,541
Verizon Communications, Inc. 2.987% 10/30/2056	13,117	7,803
Verizon Communications, Inc. 6.00% 11/30/2065	4,420	4,355
Walt Disney Co. (The) 4.00% 3/14/2031	9,520	9,344
Walt Disney Co. (The) 4.625% 3/14/2036	5,270	5,132
Walt Disney Co. (The) 3.60% 1/13/2051	9,510	6,983
		776,946

Consumer staples 4.94%
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	7,500	7,250
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	5,311	5,374
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	2,500	2,466
BAT Capital Corp. 3.215% 9/6/2026	8,287	8,267
BAT Capital Corp. 4.70% 4/2/2027	4,814	4,829
BAT Capital Corp. 3.557% 8/15/2027	35,816	35,498
BAT Capital Corp. 3.462% 9/6/2029	2,000	1,932
BAT Capital Corp. 4.906% 4/2/2030	2,500	2,522
BAT Capital Corp. 5.35% 8/15/2032	2,900	2,984
BAT Capital Corp. 4.625% 3/22/2033	9,114	8,954
BAT Capital Corp. 6.421% 8/2/2033	15,511	16,823
BAT Capital Corp. 6.00% 2/20/2034	6,964	7,368
BAT Capital Corp. 5.625% 8/15/2035	18,917	19,530
BAT Capital Corp. 4.54% 8/15/2047	111	92
BAT Capital Corp. 4.758% 9/6/2049	2,283	1,927
BAT Capital Corp. 5.65% 3/16/2052	3,687	3,489
BAT Capital Corp. 6.25% 8/15/2055	14,796	15,228
Clorox Co. 4.70% 5/15/2031	7,883	7,838
Clorox Co. 4.95% 5/15/2033	8,137	8,105
Clorox Co. 5.25% 5/15/2036	5,104	5,109
Coca-Cola Co. 5.20% 1/14/2055	6,363	6,058
Constellation Brands, Inc. 3.60% 2/15/2028	2,813	2,776
Constellation Brands, Inc. 2.875% 5/1/2030	1,688	1,583
Constellation Brands, Inc. 4.80% 5/1/2030	3,274	3,296
Constellation Brands, Inc. 2.25% 8/1/2031	19,412	17,169
Constellation Brands, Inc. 4.75% 5/9/2032	24,906	24,712
Coty, Inc. 5.60% 1/15/2031 (b)	7,650	7,438
Imperial Brands Finance PLC 5.625% 7/1/2035 (b)	19,473	19,736

Capital Group Central Corporate Bond Fund	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Imperial Brands Finance PLC 6.375% 7/1/2055 (b)	USD12,021	$12,258
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	7,130	7,024
Mars, Inc. 4.80% 3/1/2030 (b)	8,900	8,966
Mars, Inc. 5.00% 3/1/2032 (b)	34,555	34,926
Mars, Inc. 5.20% 3/1/2035 (b)	32,249	32,477
Mars, Inc. 5.70% 5/1/2055 (b)	55,374	54,663
Mars, Inc. 5.80% 5/1/2065 (b)	3,072	3,052
Mondelez International, Inc. 5.125% 5/6/2035	4,322	4,336
Philip Morris International, Inc. 3.375% 8/15/2029	2,363	2,288
Philip Morris International, Inc. 2.10% 5/1/2030	9,300	8,493
Philip Morris International, Inc. 4.00% 10/29/2030	13,573	13,291
Philip Morris International, Inc. 1.75% 11/1/2030	12,193	10,835
Philip Morris International, Inc. 4.75% 11/1/2031	12,576	12,636
Philip Morris International, Inc. 5.75% 11/17/2032	7,503	7,881
Philip Morris International, Inc. 5.375% 2/15/2033	7,900	8,137
Philip Morris International, Inc. 5.625% 9/7/2033	16,910	17,668
Philip Morris International, Inc. 5.25% 2/13/2034	8,055	8,207
Philip Morris International, Inc. 4.90% 11/1/2034	26,270	26,181
Philip Morris International, Inc. 4.875% 4/30/2035	24,630	24,337
Philip Morris International, Inc. 4.625% 10/29/2035	4,362	4,224
Philip Morris International, Inc. 4.875% 4/29/2036	21,810	21,419
Philip Morris International, Inc. 4.125% 3/4/2043	3,577	3,010
Reynolds American, Inc. 5.85% 8/15/2045	15,050	14,831
		589,493

Information technology 4.73%
Amphenol Corp. 4.125% 11/15/2030	7,000	6,885
Amphenol Corp. 4.40% 2/15/2033	28,928	28,235
Amphenol Corp. 4.625% 2/15/2036	35,420	34,182
Amphenol Corp. 5.30% 11/15/2055	18,154	17,194
Broadcom, Inc. 4.926% 5/15/2037 (b)	13,004	12,641
Intel Corp. 3.05% 8/12/2051	72,386	45,437
Intel Corp. 5.60% 2/21/2054	16,304	15,381
Intel Corp. 6.125% 5/15/2056	2,968	2,992
Intel Corp. 3.10% 2/15/2060	18,775	10,871
Microchip Technology, Inc. 4.90% 3/15/2028	2,660	2,677
Microchip Technology, Inc. 5.05% 3/15/2029	18,732	18,929
Microchip Technology, Inc. 5.05% 2/15/2030	17,244	17,414
Oracle Corp. 4.55% 2/4/2029	4,350	4,307
Oracle Corp. 4.45% 9/26/2030	13,775	13,359
Oracle Corp. 4.95% 2/4/2031	12,574	12,367
Oracle Corp. 5.35% 5/4/2033	6,404	6,305
Oracle Corp. 4.70% 9/27/2034	8,800	8,177
Oracle Corp. 5.50% 8/3/2035	39,734	38,555
Oracle Corp. 5.20% 9/26/2035	43,206	41,166
Oracle Corp. 5.70% 2/4/2036	14,001	13,761
Oracle Corp. 5.875% 9/26/2045	3,955	3,539
Oracle Corp. 6.00% 8/3/2055	22,073	19,368
Oracle Corp. 5.95% 9/26/2055	20,419	17,870
Oracle Corp. 6.70% 2/4/2056	21,059	20,297
Oracle Corp. 6.10% 9/26/2065	6,886	5,948
Oracle Corp. 6.85% 2/4/2066	7,018	6,728
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (b)	82,351	82,558
Synopsys, Inc. 4.85% 4/1/2030	9,675	9,731
Synopsys, Inc. 5.15% 4/1/2035	8,239	8,231
Synopsys, Inc. 5.70% 4/1/2055	39,772	38,802
		563,907

Consumer discretionary 4.45%
Amazon.com, Inc. 4.10% 11/20/2030	16,340	16,113
Amazon.com, Inc. 4.55% 3/13/2033	6,752	6,682
Amazon.com, Inc. 4.35% 3/20/2033	13,489	13,224
Amazon.com, Inc. 4.65% 11/20/2035	36,983	36,154
Amazon.com, Inc. 4.875% 3/13/2036	17,358	17,156

11	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Amazon.com, Inc. 5.45% 11/20/2055	USD12,188	$11,639
Amazon.com, Inc. 5.80% 3/13/2056	11,191	11,210
Ford Motor Credit Co., LLC 4.271% 1/9/2027	200	199
Ford Motor Credit Co., LLC 4.95% 5/28/2027	2,435	2,441
Ford Motor Credit Co., LLC 4.125% 8/17/2027	641	636
Ford Motor Credit Co., LLC 3.815% 11/2/2027	220	217
Ford Motor Credit Co., LLC 7.35% 11/4/2027	1,159	1,196
Ford Motor Credit Co., LLC 6.80% 5/12/2028	3,304	3,407
Ford Motor Credit Co., LLC 6.798% 11/7/2028	8,322	8,628
Ford Motor Credit Co., LLC 2.90% 2/10/2029	810	765
Ford Motor Credit Co., LLC 5.875% 11/7/2029	16,600	16,864
Ford Motor Credit Co., LLC 7.35% 3/6/2030	240	256
Ford Motor Credit Co., LLC 7.20% 6/10/2030	935	992
Ford Motor Credit Co., LLC 5.73% 9/5/2030	14,074	14,241
Ford Motor Credit Co., LLC 4.00% 11/13/2030	500	473
Ford Motor Credit Co., LLC 5.753% 4/6/2033	10,189	10,170
Ford Motor Credit Co., LLC 6.50% 2/7/2035	12,100	12,492
Ford Motor Credit Co., LLC 5.869% 10/31/2035	2,105	2,076
General Motors Financial Co., Inc. 5.35% 1/7/2030	12,300	12,542
General Motors Financial Co., Inc. 5.45% 9/6/2034	3,114	3,135
General Motors Financial Co., Inc. 5.90% 1/7/2035	6,217	6,416
General Motors Financial Co., Inc. 6.15% 7/15/2035	4,370	4,570
General Motors Financial Co., Inc. 5.45% 1/8/2036	10,700	10,684
Home Depot, Inc. 2.50% 4/15/2027	3,400	3,360
Home Depot, Inc. 2.95% 6/15/2029	5,000	4,811
Home Depot, Inc. 3.95% 9/15/2030	600	590
Home Depot, Inc. 1.375% 3/15/2031	757	656
Home Depot, Inc. 4.85% 6/25/2031	10,412	10,597
Home Depot, Inc. 4.95% 6/25/2034	32,524	32,689
Home Depot, Inc. 4.65% 9/15/2035	18,071	17,620
Home Depot, Inc. 3.125% 12/15/2049	1,102	739
Home Depot, Inc. 5.30% 6/25/2054	39,454	37,239
Hyundai Capital America 4.875% 6/23/2027 (b)	8,555	8,594
Hyundai Capital America 2.375% 10/15/2027 (b)	1,745	1,696
Hyundai Capital America 4.60% 4/6/2028 (b)	14,207	14,202
Hyundai Capital America 4.55% 9/26/2029 (b)	16,992	16,933
Hyundai Capital America 5.10% 6/24/2030 (b)	10,621	10,720
Hyundai Capital America 4.50% 9/18/2030 (b)	15,700	15,476
Marriott International, Inc. 5.35% 3/15/2035	12,285	12,473
McDonald’s Corp. 4.95% 3/3/2035	3,991	3,979
McDonald’s Corp. 4.60% 5/26/2045	1,471	1,284
Mobility Global, Inc. 6.05% 6/15/2036 (b)	8,212	8,360
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	12,955	12,620
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	26,214	26,086
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	21,250	20,590
Starbucks Corp. 4.85% 2/8/2027	3,381	3,397
Toyota Motor Corp. 4.186% 6/30/2027	25,803	25,819
Toyota Motor Credit Corp. 4.05% 3/13/2029	3,898	3,867
Toyota Motor Credit Corp. 4.60% 3/11/2033	3,300	3,252
Toyota Motor Credit Corp. 4.80% 1/11/2036	9,000	8,850
		531,077

Energy 2.70%
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	8,661	8,627
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	2,690	2,528
Cheniere Energy Partners, LP 5.35% 11/30/2036 (b)	18,338	18,347
Cheniere Energy Partners, LP 6.05% 11/30/2056 (b)	7,990	8,079
Chevron Corp. 2.236% 5/11/2030	8,314	7,682
Chevron Corp. 3.078% 5/11/2050	3,879	2,620
Chevron USA, Inc. 4.405% 2/26/2027	27,091	27,186
Chevron USA, Inc. 3.25% 10/15/2029	3,037	2,944
Chevron USA, Inc. 4.85% 10/15/2035	2,649	2,654
Chevron USA, Inc. 2.343% 8/12/2050	374	217
ConocoPhillips Co. 4.70% 1/15/2030	11,250	11,333
ConocoPhillips Co. 3.80% 3/15/2052	3,099	2,291

Capital Group Central Corporate Bond Fund	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
ConocoPhillips Co. 5.30% 5/15/2053	USD4,173	$3,911
ConocoPhillips Co. 5.50% 1/15/2055	18,973	18,275
Enterprise Products Operating, LLC 5.20% 1/15/2036	7,936	7,995
EOG Resources, Inc. 5.35% 1/15/2036	8,000	8,132
EOG Resources, Inc. 5.65% 12/1/2054	2,996	2,947
EOG Resources, Inc. 5.95% 7/15/2055	2,580	2,647
Equinor ASA 3.70% 4/6/2050	2,662	2,009
Exxon Mobil Corp. 3.482% 3/19/2030	12,000	11,649
Exxon Mobil Corp. 2.61% 10/15/2030	1,387	1,293
Exxon Mobil Corp. 3.452% 4/15/2051	22,213	15,946
Petroleos Mexicanos 6.84% 1/23/2030	4,000	4,115
Saudi Arabian Oil Co. 4.375% 2/2/2031 (b)	7,967	7,825
Schlumberger Investment SA 4.55% 5/7/2031	2,797	2,792
Schlumberger Investment SA 4.80% 5/7/2033	15,850	15,831
Schlumberger Investment SA 5.15% 5/7/2036	20,300	20,316
Shell Finance US, Inc. 2.75% 4/6/2030	21,750	20,471
Shell Finance US, Inc. 3.25% 4/6/2050	15,167	10,523
Shell Finance US, Inc. 3.00% 11/26/2051 (b)	2,085	1,359
TotalEnergies Capital International SA 2.829% 1/10/2030	12,000	11,367
TotalEnergies Capital International SA 3.127% 5/29/2050	6,273	4,229
TotalEnergies Capital SA 5.488% 4/5/2054	6,654	6,469
TotalEnergies Capital SA 5.275% 9/10/2054	20,764	19,587
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	27,721	27,392
		321,588

Materials 1.53%
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	5,000	5,119
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	6,100	6,209
Dow Chemical Co. (The) 4.80% 1/15/2031	10,110	10,018
Dow Chemical Co. (The) 5.15% 2/15/2034	7,156	7,070
Dow Chemical Co. (The) 5.35% 3/15/2035	2,041	2,021
Dow Chemical Co. (The) 5.65% 3/15/2036	922	922
Dow Chemical Co. (The) 4.375% 11/15/2042	303	246
Dow Chemical Co. (The) 4.625% 10/1/2044	99	81
Dow Chemical Co. (The) 5.55% 11/30/2048	1,625	1,444
Dow Chemical Co. (The) 4.80% 5/15/2049	21,911	17,589
Dow Chemical Co. (The) 3.60% 11/15/2050	1,971	1,313
Dow Chemical Co. (The) 5.60% 2/15/2054	9,084	8,102
Dow Chemical Co. (The) 5.95% 3/15/2055	6,132	5,718
Ecolab, Inc. 4.80% 6/15/2031	1,626	1,639
Ecolab, Inc. 5.15% 6/15/2033	3,882	3,942
Ecolab, Inc. 5.35% 6/15/2036	8,018	8,156
LYB International Finance III, LLC 5.125% 1/15/2031	6,604	6,620
LYB International Finance III, LLC 5.50% 3/1/2034	489	490
LYB International Finance III, LLC 6.15% 5/15/2035	4,542	4,711
LYB International Finance III, LLC 5.875% 1/15/2036	24,868	25,229
LYB International Finance III, LLC 3.375% 10/1/2040	1,880	1,397
LYB International Finance III, LLC 3.80% 10/1/2060	6,451	4,133
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	15,687	15,998
Sherwin-Williams Co. 2.95% 8/15/2029	2,000	1,907
Sherwin-Williams Co. 4.50% 8/15/2030	9,000	8,965
Sherwin-Williams Co. 2.20% 3/15/2032	6,865	6,008
Sherwin-Williams Co. 5.15% 8/15/2035	14,410	14,481
Sherwin-Williams Co. 2.90% 3/15/2052	3,515	2,171
Vale Overseas, Ltd. 6.40% 6/28/2054	7,784	7,962
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(b)	2,815	2,826
		182,487

Real estate 1.16%
Boston Properties, LP 2.55% 4/1/2032	1,489	1,299
Boston Properties, LP 2.45% 10/1/2033	3,078	2,543
Boston Properties, LP 6.50% 1/15/2034	8,579	9,099
Boston Properties, LP 5.75% 1/15/2035	31,527	31,884

13	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Real estate (continued)
Crown Castle, Inc. 5.00% 1/11/2028	USD8,308	$8,375
ERP Operating, LP 4.65% 9/15/2034	5,923	5,786
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	11,579	11,725
Piedmont Operating Partnership, LP 5.625% 1/15/2033	5,172	5,132
Prologis, LP 4.75% 6/15/2033	5,665	5,621
Prologis, LP 5.125% 1/15/2034	10,133	10,248
Prologis, LP 5.00% 3/15/2034	2,125	2,125
Prologis, LP 5.00% 1/31/2035	2,806	2,798
Prologis, LP 5.25% 6/15/2053	2,258	2,139
Prologis, LP 5.25% 3/15/2054	464	439
Simon Property Group, LP 4.375% 10/1/2030	15,000	14,882
Simon Property Group, LP 5.125% 10/1/2035	23,608	23,610
		137,705

Municipals 0.19%
Union Pacific Corp. 2.891% 4/6/2036	27,376	23,105
Total corporate bonds and notes		9,588,957
U.S. Treasury bonds & notes 8.76%
U.S. Treasury 8.76%
U.S. Treasury 3.375% 11/30/2027	5	5
U.S. Treasury 3.875% 3/31/2028	8,042	8,026
U.S. Treasury 3.75% 4/30/2028	29,896	29,761
U.S. Treasury 3.875% 4/15/2029	1,133	1,128
U.S. Treasury 3.875% 5/15/2029	100,162	99,696
U.S. Treasury 3.875% 4/30/2031 (c)	287,317	284,018
U.S. Treasury 4.125% 4/30/2033	5,929	5,874
U.S. Treasury 4.125% 2/15/2036	514	502
U.S. Treasury 4.375% 5/15/2036	120,520	119,927
U.S. Treasury 5.00% 5/15/2046	149,638	150,141
U.S. Treasury 4.75% 5/15/2055 (c)	5,250	5,054
U.S. Treasury 4.75% 2/15/2056 (c)	353,564	340,913
Total U.S. Treasury bonds & notes		1,045,045
Asset-backed obligations 0.79%
Other asset-backed securities 0.79%
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (b)(d)	9,130	8,633
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (b)(d)	9,047	7,630
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (b)(d)	682	568
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (b)(d)	6,467	5,193
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (b)(d)	85,298	71,826
Total asset-backed obligations		93,850
Bonds & notes of governments & government agencies outside the U.S. 0.37%
Mexico 0.37%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (b)	28,850	29,051
United Mexican States 5.375% 3/22/2033	6,875	6,741
United Mexican States 6.625% 1/29/2038	2,785	2,851
United Mexican States 7.375% 5/13/2055	5,295	5,600
Total bonds & notes of governments & government agencies outside the U.S.		44,243
Municipals 0.04%
Ohio 0.04%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	5,615	5,078
Total municipals		5,078
Total bonds, notes & other debt instruments (cost: $10,920,972,000)		10,777,173

Capital Group Central Corporate Bond Fund	14

Short-term securities 11.21%	Shares	Value (000)
Money market investments 11.21%
Capital Group Central Cash Fund 3.67% (e)(f)	13,373,462	$1,337,212
Total short-term securities (cost: $1,337,223,000)		1,337,212
Total investment securities 101.54% (cost: $12,258,195,000)		12,114,385
Other assets less liabilities (1.54)%		(184,242)
Net assets 100.00%		$11,930,143
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 5/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	4,611	10/5/2026	USD952,460	$1,208
5 Year U.S. Treasury Note Futures	Long	5,288	10/5/2026	566,931	2,550
10 Year U.S. Treasury Note Futures	Short	2,863	9/30/2026	(314,438)	(890)
10 Year Ultra U.S. Treasury Note Futures	Short	11,292	9/30/2026	(1,265,586)	(12,859)
20 Year U.S. Treasury Bond Futures	Long	9,205	9/30/2026	1,032,973	15,971
30 Year Ultra U.S. Treasury Bond Futures	Short	1,596	9/30/2026	(182,592)	(3,369)
					$2,611
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 5/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD659,128	$(14,834)	$(10,651)	$(4,183)
Investments in affiliates (f)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 11.21%
Money market investments 11.21%
Capital Group Central Cash Fund 3.67% (e)	$522,980	$4,991,236	$4,176,993	$24	$(35)	$1,337,212	$39,308

15	Capital Group Central Corporate Bond Fund

(a)	Step bond; coupon rate may change at a later date.
(b)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,075,902,000, which represented 9.02% of the net assets of the fund.

(c)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $25,426,000, which represented 0.21% of the net assets of the fund.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)	Rate represents the seven-day yield at 5/31/2026.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Auth. = Authority
CME = CME Group
DAC = Designated Activity Company
ICE = Intercontinental Exchange, Inc.
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

Capital Group Central Corporate Bond Fund	16

Financial statements
Statement of assets and liabilities at May 31, 2026

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $10,920,972)	$10,777,173
Affiliated issuers (cost: $1,337,223)	1,337,212	$12,114,385
Cash		754
Receivables for:
Sales of investments	60,060
Dividends and interest	122,708
Variation margin on futures contracts	382	183,150
		12,298,289
Liabilities:
Payables for:
Purchases of investments	366,951
Trustees’ deferred compensation	122
Variation margin on futures contracts	863
Variation margin on centrally cleared swap contracts	204
Other	6	368,146
Net assets at May 31, 2026		$11,930,143
Net assets consist of:
Capital paid in on shares of beneficial interest		$14,317,323
Total distributable earnings (accumulated loss)		(2,387,180)
Net assets at May 31, 2026		$11,930,143

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,420,878 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class M	$11,930,143	1,420,878	$8.40

Refer to the notes to financial statements.

17	Capital Group Central Corporate Bond Fund

Financial statements (continued)
Statement of operations for the year ended May 31, 2026

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$495,568
Dividends from affiliated issuers	39,308	$534,876
Fees and expenses*:
Reports to shareholders	9
Registration statement and prospectus	230
Trustees’ compensation	73
Auditing and legal	120
Custodian	64
Other	24	520
Net investment income		534,356
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(21,887)
Affiliated issuers	24
Futures contracts	(25,557)
Swap contracts	(6,140)	(53,560)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	117,927
Affiliated issuers	(35)
Futures contracts	7,987
Swap contracts	(3,908)	121,971
Net realized gain (loss) and unrealized appreciation (depreciation)		68,411
Net increase (decrease) in net assets resulting from operations		$602,767
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.
Statements of changes in net assets

(dollars in thousands)
	Year ended May 31,
	2026	2025

Operations:
Net investment income	$534,356	$520,957
Net realized gain (loss)	(53,560)	(207,420)
Net unrealized appreciation (depreciation)	121,971	298,276
Net increase (decrease) in net assets resulting from operations	602,767	611,813
Distributions paid or accrued to shareholders	(522,909)	(513,755)
Net capital share transactions	1,257,104	(553,896)
Total increase (decrease) in net assets	1,336,962	(455,838)
Net assets:
Beginning of year	10,593,181	11,049,019
End of year	$11,930,143	$10,593,181
Refer to the notes to financial statements.

Capital Group Central Corporate Bond Fund	18

Notes to financial statements
1. Organization

Capital Group Central Fund Series II (the ”trust”)  is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and has issued one series of shares, Capital Group Central Corporate Bond Fund ("the fund"). The fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.
The fund serves as a corporate bond portfolio for Capital Group and other funds, investment vehicles and accounts advised by Capital Group affiliates, and is not available to the public.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

19	Capital Group Central Corporate Bond Fund

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Capital Group Central Corporate Bond Fund	20

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of May 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$9,588,957	$—	$9,588,957
U.S. Treasury bonds & notes	—	1,045,045	—	1,045,045
Asset-backed obligations	—	93,850	—	93,850
Bonds & notes of governments & government agencies outside the U.S.	—	44,243	—	44,243
Municipals	—	5,078	—	5,078
Short-term securities	1,337,212	—	—	1,337,212
Total	$1,337,212	$10,777,173	$—	$12,114,385

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$19,729	$—	$—	$19,729
Liabilities:
Unrealized depreciation on futures contracts	(17,118)	—	—	(17,118)
Unrealized depreciation on centrally cleared credit default swaps	—	(4,183)	—	(4,183)
Total	$2,611	$(4,183)	$—	$(1,572)
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

21	Capital Group Central Corporate Bond Fund

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. To the extent that the market prices of securities of issuers in the same or related industries or sectors tend to move in the same direction at the same time, and these issuers make up a sizeable portion of the market, events affecting one issuer, industry or sector or the securities markets generally may have a larger impact. If such issuers represent a substantial portion of major market indices, or the economy, a downturn in the prices of their securities may have a disproportionate adverse effect on the overall market, even if other segments of the market perform well. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the fund’s volatility and the risk of loss arising from the factors described above.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Capital Group Central Corporate Bond Fund	22

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

23	Capital Group Central Corporate Bond Fund

5. Certain investment techniques

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $4,380,479,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller.

Capital Group Central Corporate Bond Fund	24

As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $848,240,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and credit default swaps as of, or for the year ended, May 31, 2026 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$19,729	Unrealized depreciation*	$17,118
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	4,183
			$19,729		$21,301

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(25,557)	Net unrealized appreciation (depreciation) on futures contracts	$7,987
Swap	Credit	Net realized gain (loss) on swap contracts	(6,140)	Net unrealized appreciation (depreciation) on swap contracts	(3,908)
			$(31,697)		$4,079
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts and credit default swaps. For futures contracts and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended May 31, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

25	Capital Group Central Corporate Bond Fund

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
As of May 31, 2026, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$6,222
Capital loss carryforward*	(2,234,569)
Gross unrealized appreciation on investments	99,303
Gross unrealized depreciation on investments	(249,659)
Net unrealized appreciation (depreciation) on investments	(150,356)
Cost of investments	12,273,820
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended May 31,
Share class	2026	2025
Class M	$522,909	$513,755
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to the fund. These services include recordkeeping and transaction processing.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $73,000 in the fund’s statement of operations reflects $56,000 in current fees (either paid in cash or deferred) and a net increase of $17,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Capital Group Central Corporate Bond Fund	26

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended May 31, 2026, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended May 31, 2026.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2026
Class M	$1,085,998	127,877	$522,909	61,743	$(351,803)	(42,054)	$1,257,104	147,566

Year ended May 31, 2025
Class M	$379,219	45,239	$513,798	61,122	$(1,446,913)	(174,317)	$(553,896)	(67,956)
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $10,317,418,000 and $9,936,519,000, respectively, during the year ended May 31, 2026.
11. Ownership concentration

At May 31, 2026, two shareholders held more than 10% of the fund’s outstanding shares. The two shareholders were American Balanced Fund and Capital Income Builder, with aggregate ownership of the fund’s outstanding shares of 63% and 23%, respectively. CRMC is the investment adviser to the two American Funds.

27	Capital Group Central Corporate Bond Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income (loss) to average net assets

Class M:
5/31/2026	$8.32	$.41	$.07	$.48	$(.40 )	$—	$(.40 )	$8.40	5.81%	$11,930	— %[3]	4.81%
5/31/2025	8.24	.40	.07	.47	(.39 )	—	(.39 )	8.32	5.77	10,593	— [3]	4.73
5/31/2024	8.29	.36	(.06 )	.30	(.35 )	—	(.35 )	8.24	3.74	11,049	— [3]	4.42
5/31/2023	8.69	.29	(.40 )	(.11 )	(.29 )	—	(.29 )	8.29	(1.23)	11,514	— [3]	3.54
5/31/2022	10.00	.25	(1.23)	(.98 )	(.24 )	(.09 )	(.33 )	8.69	(10.08)	14,294	— [3]	2.57

	Year ended May 31,
	2026[4]	2025	2024	2023	2022
Portfolio turnover rate for all share classes[5]	213%	205%	151%	132%	94%

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[3]	Amount less than 0.01%.
[4]	Rates exclude in-kind transactions, if any.
[5]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

Capital Group Central Corporate Bond Fund	28

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Capital Group Central Fund Series II and Shareholders of Capital Group Central Corporate Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Capital Group Central Corporate Bond Fund (constituting Capital Group Central Fund Series II, referred to hereafter as the “Fund”) as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statements of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the relevant ethical requirements relating to our audit, which include standards of the American Institute of Certified Public Accountants (AICPA) Code of Professional Conduct, as well as U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.
We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Los Angeles, California
July 14, 2026
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

29	Capital Group Central Corporate Bond Fund

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended May 31, 2026:
Qualified dividend income	$1,437,000
Section 163(j) interest dividends	100%
U.S. government income that may be exempt from state taxation	$76,672,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2027, to determine the calendar year amounts to be included on their 2026 tax returns. Shareholders should consult their tax advisors.

Capital Group Central Corporate Bond Fund	30

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
1,266,654,545
Total shares voting on November 25, 2025:
1,266,654,545 (100.0% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	1,266,654,545	100%	0	0%
Pramod Atluri	1,266,654,545	100%	0	0%
Francisco G. Cigarroa	1,266,654,545	100%	0	0%
Nariman Farvardin	1,266,654,545	100%	0	0%
Jennifer C. Feikin	1,266,654,545	100%	0	0%
Leslie Stone Heisz	1,266,654,545	100%	0	0%
Merit E. Janow	1,266,654,545	100%	0	0%
Martin E. Koehler	1,266,654,545	100%	0	0%
Benjamin R. Miller	1,266,654,545	100%	0	0%
Josette Sheeran	1,266,654,545	100%	0	0%
Margaret Spellings	1,266,654,545	100%	0	0%
Alexandra Trower	1,266,654,545	100%	0	0%
Paul S. Williams	1,266,654,545	100%	0	0%
Courtney K. Wolf	1,266,654,545	100%	0	0%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

31	Capital Group Central Corporate Bond Fund

Approval of Investment Advisory and Service Agreement

At a meeting held in March 2026, the fund’s board approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an interim period through July 31, 2026. At a meeting held in June 2026, the fund’s board approved the continuation of the agreement with CRMC for an additional one-year term through July 31, 2027. The approval for an interim period aligns the renewal cycle for the fund’s agreement with the renewal cycle of other fixed income funds and exchange-traded funds managed by CRMC. The interim and one-year approvals are discussed below on a combined basis. In each case, the fund’s board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Morningstar index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through December 31, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee noted that the fund is a centralized vehicle that allows other funds advised by CRMC and its affiliates to gain investment grade bond exposure, and as such the fund does not pay an advisory fee. They considered the limited other expenses borne by the fund and concluded that those expenses were fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for amounts paid by the fund.
4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the American Funds, and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of other amounts paid by the fund.

Capital Group Central Corporate Bond Fund	32

Approval of Investment Advisory and Service Agreement (continued)

5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the fund, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered CRMC’s sharing of potential economies of scale, or efficiencies, through costs voluntarily absorbed. The board and the committee concluded that the fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

33	Capital Group Central Corporate Bond Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Group Central Fund Series II

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: July 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: July 31, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: July 31, 2026